Earnings per share (Details) - EUR (€) € / shares in Units, € in Millions, shares in Millions	3 Months Ended				6 Months Ended		9 Months Ended
	Sep. 30, 2019	Jun. 30, 2019	Sep. 30, 2018	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Sep. 30, 2019	Sep. 30, 2018
Basic earnings per share
Profit for the period	€ 39.2		€ 36.7				€ 108.0	€ 130.1
Weighted average Ordinary Shares and Founder Preferred Shares	196.4		175.6				190.5	175.6
Basic and diluted earnings (loss) per share	€ 0.20		€ 0.21				€ 0.57	€ 0.74
Basic earnings per share						€ 0.74
Diluted earnings per share
Profit for the period	€ 39.2		€ 36.7				€ 108.0	€ 130.1
Weighted average Ordinary Shares and Founder Preferred Shares	196.4		175.7				190.5	175.6
Diluted earnings per share		€ 0.20		€ 0.21	€ 0.57	€ 0.74